The Bank	12 Months Ended
Mar. 31, 2011
The Bank

1. The Bank

HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulations Act, 1949. The Bank’s shares are listed on the Bombay Stock Exchange Ltd. and The National Stock Exchange of India Ltd., its ADSs are listed on the New York Stock Exchange and its GDRs are listed on the Luxembourg Stock Exchange.

The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 23.4% of the Bank’s equity as of March 31, 2011. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.

The Bank had in June 2008 issued 131,001,100 warrants convertible into an equivalent number of equity shares to HDFC Limited on a preferential basis at a rate of Rs. 306.03 each on terms and conditions that the warrants be exercised on or before December 2, 2009. HDFC Limited exercised its rights. The Bank allotted 131,001,100 equity shares to HDFC Limited on November 30, 2009.

The Bank’s principal business activities are retail banking, wholesale banking and treasury services. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third-party mutual funds and insurance, investment advisory services, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.